AB Value Fund

Portfolio of Investments

August 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.9%
Financials – 17.5%
Banks – 8.4%
Bank of America Corp.	400,596	$13,464,032
First Citizens BancShares, Inc./NC - Class A	4,566	3,707,409
Wells Fargo & Co.	360,249	15,746,484

		32,917,925

Capital Markets – 3.4%
LPL Financial Holdings, Inc.	26,212	5,801,502
Morgan Stanley	85,864	7,317,330

		13,118,832

Insurance – 5.7%
MetLife, Inc.	133,384	8,580,593
Progressive Corp. (The)	81,793	10,031,911
Willis Towers Watson PLC	17,904	3,703,084

		22,315,588

		68,352,345

Health Care – 15.6%
Health Care Equipment & Supplies – 3.8%
Medtronic PLC	106,778	9,387,922
Zimmer Biomet Holdings, Inc.	51,253	5,449,219

		14,837,141

Health Care Providers & Services – 3.4%
Centene Corp.(a)	104,250	9,355,395
UnitedHealth Group, Inc.	7,308	3,795,264

		13,150,659

Health Care Technology – 2.5%
Change Healthcare, Inc.(a)	397,907	9,776,575

Pharmaceuticals – 5.9%
Johnson & Johnson	36,972	5,965,062
Merck & Co., Inc.	81,754	6,978,521
Roche Holding AG (Sponsored ADR)	253,563	10,254,088

		23,197,671

		60,962,046

Industrials – 11.2%
Aerospace & Defense – 0.9%
Spirit AeroSystems Holdings, Inc. - Class A	117,006	3,521,881

Construction & Engineering – 1.5%
AECOM	79,136	5,788,798

Electrical Equipment – 2.3%
Regal Rexnord Corp.	43,858	6,034,422
Sensata Technologies Holding PLC	68,046	2,740,893

		8,775,315

Company	Shares	U.S. $ Value

Industrial Conglomerates – 0.9%
General Electric Co.	49,616	$3,643,799

Machinery – 2.4%
PACCAR, Inc.	107,169	9,378,359

Road & Rail – 1.7%
CSX Corp.	131,069	4,148,334
Lyft, Inc. - Class A(a)	169,427	2,495,660

		6,643,994

Trading Companies & Distributors – 1.5%
WW Grainger, Inc.	10,816	6,002,231

		43,754,377

Information Technology – 9.5%
Semiconductors & Semiconductor Equipment – 2.7%
NXP Semiconductors NV	64,446	10,606,523

Software – 5.2%
NortonLifeLock, Inc.	348,344	7,869,091
Oracle Corp.	164,103	12,168,237

		20,037,328

Technology Hardware, Storage & Peripherals – 1.6%
Western Digital Corp.(a)	148,615	6,280,470

		36,924,321

Consumer Discretionary – 9.5%
Auto Components – 0.7%
Goodyear Tire & Rubber Co. (The)(a)	203,450	2,854,403

Automobiles – 2.1%
Ford Motor Co.	539,607	8,223,611

Hotels, Restaurants & Leisure – 3.1%
Hyatt Hotels Corp. - Class A(a)	78,032	6,993,228
Restaurant Brands International, Inc.	83,945	4,952,755

		11,945,983

Internet & Direct Marketing Retail – 1.1%
eBay, Inc.	96,324	4,250,778

Specialty Retail – 1.4%
AutoZone, Inc.(a)	2,587	5,482,396

Textiles, Apparel & Luxury Goods – 1.1%
Tapestry, Inc.	119,401	4,146,797

		36,903,968

Communication Services – 9.0%
Diversified Telecommunication Services – 3.7%
Charter Communications, Inc. - Class A(a)	18,363	7,577,125
Comcast Corp. - Class A	186,786	6,759,785

		14,336,910

Company	Shares	U.S. $ Value

Entertainment – 1.7%
Walt Disney Co. (The)(a)	58,943	$6,606,332

Interactive Media & Services – 2.1%
Alphabet, Inc. - Class C(a)	48,300	5,271,945
Meta Platforms, Inc. - Class A(a)	17,339	2,825,043

		8,096,988

Wireless Telecommunication Services – 1.5%
T-Mobile US, Inc.(a)	41,740	6,008,890

		35,049,120

Energy – 7.3%
Energy Equipment & Services – 2.2%
Baker Hughes Co.	341,833	8,634,702

Oil, Gas & Consumable Fuels – 5.1%
Cameco Corp.	166,347	4,849,015
EOG Resources, Inc.	63,907	7,751,919
Valero Energy Corp.	62,842	7,360,055

		19,960,989

		28,595,691

Consumer Staples – 6.5%
Beverages – 2.5%
Coca-Cola Co. (The)	158,660	9,790,909

Food & Staples Retailing – 4.0%
Walmart, Inc.(a)	118,697	15,733,287

		25,524,196

Utilities – 5.0%
Electric Utilities – 2.4%
American Electric Power Co., Inc.	94,743	9,493,248

Multi-Utilities – 2.6%
Ameren Corp.	108,901	10,086,411

		19,579,659

Real Estate – 4.3%
Equity Real Estate Investment Trusts (REITs) – 4.3%
Americold Realty Trust, Inc.(b)	101,591	2,988,807
Cousins Properties, Inc.	106,072	2,848,033
CubeSmart	113,230	5,214,242
VICI Properties, Inc.	171,459	5,656,432

		16,707,514

Consumer Durables & Apparel – 2.5%
Homebuilding – 2.5%
PulteGroup, Inc.	236,345	9,609,788

Materials – 2.0%
Metals & Mining – 2.0%
ATI, Inc.(a)	254,352	7,612,756

Total Common Stocks (cost $344,718,707)		389,575,781

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(c) (d) (e) (cost $23,130)	23,130	$23,130

Total Investments – 99.9% (cost $344,741,837)(f)		389,598,911
Other assets less liabilities – 0.1%		400,740

Net Assets – 100.0%		$389,999,651

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $62,259,981 and gross unrealized depreciation of investments was $(17,402,907), resulting in net unrealized appreciation of $44,857,074.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Value Fund

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$389,575,781	$—	$—	$389,575,781
Short-Term Investments	23,130	—	—	23,130

Total Investments in Securities	389,598,911	—	—	389,598,911
Other Financial Instruments(b)	—	—	—	—

Total	$389,598,911	$—	$—	$389,598,911

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2022 is as follows:

Fund	Market Value 11/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$322	$105,443	$105,732	$23	$6
Government Money Market Portfolio*	2,519	15,226	17,745	0	0	**
Total	$2,841	$120,659	$123,477	$23	$6

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.